Share-Based Compensation - Summary of The Monte-Carlo simulation (Detail) - Astl performance share units - Financial Year 2025 Plan [Member]	Dec. 31, 2024 yr	Mar. 31, 2024 yr
Common share price
Disclosure Of Terms And Conditions Of Deferred Share based Payment Arrangement [Line Items]
Significant unobservable input, assets	13.81	0
Weighted average price
Disclosure Of Terms And Conditions Of Deferred Share based Payment Arrangement [Line Items]
Significant unobservable input, assets	10.72	0
Term (in years)
Disclosure Of Terms And Conditions Of Deferred Share based Payment Arrangement [Line Items]
Significant unobservable input, assets	3	0
Common share expected volatility
Disclosure Of Terms And Conditions Of Deferred Share based Payment Arrangement [Line Items]
Significant unobservable input, assets	0.4103	0
Expected risk-free interest rate
Disclosure Of Terms And Conditions Of Deferred Share based Payment Arrangement [Line Items]
Significant unobservable input, assets	0.0309	0